Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES INC.
Prospectus Date	rr_ProspectusDate	May 31, 2017
Supplement [Text Block]	bmvo_SupplementTextBlock

BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.

BlackRock Mid Cap Value Opportunities Fund

(the “Fund”)

Supplement dated May 31, 2017 to the Summary Prospectus and Prospectus, each dated May 31, 2017

Until June 12, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Corporation’s and the Fund’s Name

All references to BlackRock Mid Cap Dividend Series, Inc. are deleted in their entirety and replaced with BlackRock Mid Cap Value Opportunities Series, Inc.

All references to BlackRock Mid Cap Dividend Fund are deleted in their entirety and replaced with BlackRock Mid Cap Value Opportunities Fund.

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund tries to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Standard & Poor’s (S&P) MidCap 400® Value Index (generally between $1.4 billion and $10.1 billion as of March 31, 2017). This definition of mid-capitalization companies may be changed in response to changes in the market. The Fund purchases securities that Fund management believes have long term potential to grow in size or become more profitable or that the stock market may value more highly in the future. Fund management places particular emphasis on stocks trading at the low end of one or more valuation measures, such as price/book value, or price/sales, price/earnings or price/cash flow ratios. Such companies also may have particular qualities that affect the outlook for such companies, including an attractive market niche. The Fund purchases primarily common stock of U.S. companies in trying to meet its investment objective. The Fund may also invest up to 30% of its total assets in the securities of foreign companies. The Fund may invest in securities denominated in currencies other than the U.S. dollar.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Principal Risks of Investing in the Fund” are deleted in their entirety and replaced with the following:

Principal Risks of Investing in the Fund

▪	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

▪	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

▪	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

▪	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

▪	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

▪	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

▪	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

▪	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

▪	Investment Style Risk — Under certain market conditions, value investments have performed better during periods of economic recovery. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

▪	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

▪	Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Change in the Fund’s Fees and Expenses

The section of the Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 20 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-75 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.25%	0.30%	0.20%	0.33%
Total Annual Fund Operating Expenses	1.15%	1.95%	0.85%	1.48%
Fee Waivers and/or Expense Reimbursements[3]	—	—	—	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	1.15%	1.95%	0.85%	1.48%
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through May 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Mid Cap Value Opportunities Series, Inc. or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$636	$871	$1,125	$1,849
Investor C Shares	$298	$612	$1,052	$2,275
Institutional Shares	$87	$271	$471	$1,049
Class R Shares	$151	$468	$808	$1,768

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$198	$612	$1,052	$2,275

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Change in the Fund’s Performance Information and Benchmark

The section of the Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Performance Information” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Performance Information” are deleted in their entirety and replaced with the following:

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P MidCap 400® Value Index, a broad measure of market performance. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS[1]

BlackRock Mid Cap Value Opportunities Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.52% (quarter ended September 30, 2009) and the lowest return for a quarter was -24.81% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2017 was 2.35%.

As of 12/31/16 Average Annual Total Returns	1 Year	5 Years	10 Years[1]
BlackRock Mid Cap Value Opportunities Fund — Investor A Shares
Return Before Taxes	15.89%	11.61%	6.90%
Return After Taxes on Distributions	14.50%	9.39%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares	10.16%	8.89%	5.17%
BlackRock Mid Cap Value Opportunities Fund — Investor C Shares
Return Before Taxes	20.37%	11.88%	6.50%
BlackRock Mid Cap Value Opportunities Fund — Institutional Shares
Return Before Taxes	22.77%	13.17%	7.83%
BlackRock Mid Cap Value Opportunities Fund — Class R Shares
Return Before Taxes	21.97%	12.48%	7.10%
S&P MidCap 400® Value Index (Reflects no deduction for fees, expenses or taxes)	26.53%	16.07%	8.48%
[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended January 31, 2010 in a settlement of litigation.

BlackRock Mid Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bmvo_SupplementTextBlock

BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.

BlackRock Mid Cap Value Opportunities Fund

(the “Fund”)

Supplement dated May 31, 2017 to the Summary Prospectus and Prospectus, each dated May 31, 2017

Until June 12, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Corporation’s and the Fund’s Name

All references to BlackRock Mid Cap Dividend Series, Inc. are deleted in their entirety and replaced with BlackRock Mid Cap Value Opportunities Series, Inc.

All references to BlackRock Mid Cap Dividend Fund are deleted in their entirety and replaced with BlackRock Mid Cap Value Opportunities Fund.

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund tries to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Mid cap companies are companies that at the time of purchase have market capitalizations in the range of companies included in the Standard & Poor’s (S&P) MidCap 400® Value Index (generally between $1.4 billion and $10.1 billion as of March 31, 2017). This definition of mid-capitalization companies may be changed in response to changes in the market. The Fund purchases securities that Fund management believes have long term potential to grow in size or become more profitable or that the stock market may value more highly in the future. Fund management places particular emphasis on stocks trading at the low end of one or more valuation measures, such as price/book value, or price/sales, price/earnings or price/cash flow ratios. Such companies also may have particular qualities that affect the outlook for such companies, including an attractive market niche. The Fund purchases primarily common stock of U.S. companies in trying to meet its investment objective. The Fund may also invest up to 30% of its total assets in the securities of foreign companies. The Fund may invest in securities denominated in currencies other than the U.S. dollar.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Principal Risks of Investing in the Fund” are deleted in their entirety and replaced with the following:

Principal Risks of Investing in the Fund

▪	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

▪	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

▪	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

▪	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

▪	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

▪	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

▪	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

▪	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

▪	Investment Style Risk — Under certain market conditions, value investments have performed better during periods of economic recovery. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

▪	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

▪	Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Change in the Fund’s Fees and Expenses

The section of the Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 20 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-75 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.25%	0.30%	0.20%	0.33%
Total Annual Fund Operating Expenses	1.15%	1.95%	0.85%	1.48%
Fee Waivers and/or Expense Reimbursements[3]	—	—	—	—
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	1.15%	1.95%	0.85%	1.48%
[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through May 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Mid Cap Value Opportunities Series, Inc. or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$636	$871	$1,125	$1,849
Investor C Shares	$298	$612	$1,052	$2,275
Institutional Shares	$87	$271	$471	$1,049
Class R Shares	$151	$468	$808	$1,768

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$198	$612	$1,052	$2,275

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Change in the Fund’s Performance Information and Benchmark

The section of the Summary Prospectus entitled “Key Facts About BlackRock Mid Cap Dividend Fund — Performance Information” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Mid Cap Dividend Fund — Performance Information” are deleted in their entirety and replaced with the following:

Performance Information

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P MidCap 400® Value Index, a broad measure of market performance. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS[1]

BlackRock Mid Cap Value Opportunities Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.52% (quarter ended September 30, 2009) and the lowest return for a quarter was -24.81% (quarter ended December 31, 2008). The year-to-date return as of March 31, 2017 was 2.35%.

As of 12/31/16 Average Annual Total Returns	1 Year	5 Years	10 Years[1]
BlackRock Mid Cap Value Opportunities Fund — Investor A Shares
Return Before Taxes	15.89%	11.61%	6.90%
Return After Taxes on Distributions	14.50%	9.39%	5.31%
Return After Taxes on Distributions and Sale of Fund Shares	10.16%	8.89%	5.17%
BlackRock Mid Cap Value Opportunities Fund — Investor C Shares
Return Before Taxes	20.37%	11.88%	6.50%
BlackRock Mid Cap Value Opportunities Fund — Institutional Shares
Return Before Taxes	22.77%	13.17%	7.83%
BlackRock Mid Cap Value Opportunities Fund — Class R Shares
Return Before Taxes	21.97%	12.48%	7.10%
S&P MidCap 400® Value Index (Reflects no deduction for fees, expenses or taxes)	26.53%	16.07%	8.48%
[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended January 31, 2010 in a settlement of litigation.